Nature of Expense (Details) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Income Statement Nature of Expense [Line Items]
Employee benefits	[1]	₨ 59,909		₨ 55,800	₨ 50,300
Depreciation expense		12,620	[2]	10,505	9,576
Amortisation expense		7,985		6,553	5,265
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	[1]	14,955		15,662	15,101
Depreciation expense		8,603	[2]	7,111	6,742
Amortisation expense		0		0	0
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	[1]	38,495		33,805	29,235
Depreciation expense		2,650	[2]	2,099	1,707
Amortisation expense		7,934		6,502	5,220
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	[1]	6,459		6,333	5,964
Depreciation expense		1,367	[2]	1,295	1,127
Amortisation expense		₨ 51		₨ 51	₨ 45

[1]	Refer to Note 26 regarding the impact of the New Labour Codes during the year ended March 31, 2026.
[2]	During the year ended March 31, 2026, the Company capitalized depreciation cost of Rs.150 with respect to qualifying assets under Property, plant and equipment.